Warrant Liability (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended	9 Months Ended
	Sep. 22, 2023	Sep. 22, 2023	Feb. 07, 2022	Sep. 30, 2023	Sep. 30, 2023	Sep. 25, 2023	Jun. 30, 2023	Dec. 31, 2022
Warrant liability		$ 200		$ 100	$ 100
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Fair Value of Shares				$ 92	$ 92
Alliance Global Partners [Member]
Warrants exercise price				$ 11.00	$ 11.00
Shares issued during the period					1,300,000
Shares issued during the period, value				54,000	54,000
Murphy Canyon Acquisition Corp [Member]
Warrants exercise price							$ 0.01	$ 0.01
Shares issued during the period, value							13,979,000	13,979,000
Murphy Canyon Acquisition Corp [Member] | Alliance Global Partners [Member]
Warrants exercise price	$ 11.00	$ 11.00
Warrants to purchase common stock	54,000	54,000
Warrants to purchase common stock	54,000	54,000
Murphy Canyon Acquisition Corp [Member] | Subscription Agreements [Member]
Warrants exercise price				$ 11.50	$ 11.50	$ 11.00
Shares issued during the period	2,000,000
Shares issued during the period, value	2,000,000	2,000,000
Warrants to purchase common stock	54,000	54,000
IPO [Member] | Murphy Canyon Acquisition Corp [Member]
Warrants price per share							$ 10.00	$ 10.00
Shares issued during the period			13,225,000
IPO [Member] | Public Warrant [Member]
Warrants issued				13,225,000	13,225,000
Warrants price per share				$ 10.00	$ 10.00
Warrants exercise price				$ 11.50	$ 11.50
IPO [Member] | Private Placement Warrant [Member]
Warrants issued				754,000	754,000
Warrants price per share				$ 10.00	$ 10.00
Warrants exercise price				$ 11.50	$ 11.50